OTHER-THAN-TEMPORARY IMPAIRMENT (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Than Temporary Equity Investments [Line Items]
Impairment recognised in respect of other investments	$ 2,543
Investees One [Member]
Other Than Temporary Equity Investments [Line Items]
Impairment recognised in respect of other investments	1,740
Write down of investments
Investees Two [Member]
Other Than Temporary Equity Investments [Line Items]
Impairment recognised in respect of other investments	803
Write down of investments	$ 1,500